UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8323

Seix Funds, Inc.

(Exact name of registrant as specified in charter)

200 Clarendon Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Christina Seix Seix Investment Advisors Inc. 300 Tice Boulevard Woodcliff Lake, NJ 07675-7633
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-247-0473

Date of fiscal year end:	October 31

Date of reporting period:	7/1/03 - 6/30/04

Item 1. Proxy Voting Record.

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2003 through June 30, 2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Seix Funds, Inc.

By (Signature and Title)*

/s/ Peter Bourke
Peter Bourke, Vice President

	Date	August 12, 2004

*Print the name and title of each signing officer under his or her signature.